Virtus Bond Fund,

Virtus Global Opportunities Fund,

Virtus High Yield Fund,

Virtus Multi-Sector Intermediate Bond Fund,

Virtus Multi-Sector Short Term Bond Fund and

Virtus Real Estate Securities Fund,

each a series of Virtus Opportunities Trust

Supplement dated March 7, 2017 to the Summary Prospectuses, the Virtus Opportunities Trust

Statutory Prospectus and Statement of Additional Information (“SAI”), each dated January 30, 2017, as supplemented

Important Notice to Investors

Effective March 6, 2017, all Class B Shares of each of the above-named funds (the “Funds”) were converted to Class A Shares of each respective Fund. The Class B Shares of the Funds have ceased to exist and are no longer available for purchase through reinvestment of dividends/capital gain distributions. Accordingly, all references to Class B Shares in each of the above-named Fund’s prospectuses and SAI are hereby removed.

Investors should retain this supplement with the

Prospectuses and SAI for future reference.

VOT 8020/BSharesClosed (3/2017)